October 7, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust (formerly Catalyst Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 62 to the Trust’s Registration Statement (the “Amendment”).  The purpose of this filing is to register shares of the Catalyst/CP Core Equity Fund, Catalyst/CP World Equity Fund, Catalyst/CP Focus Large Cap Fund, Catalyst/CP Focus Mid Cap Fund and JAG Large Cap Growth Fund.  If you have any questions, please contact Michael Barolsky at (513) 352-6672 or JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP